UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06578
The Glenmede Portfolios

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31, 2011, are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 98.6%

	Colorado — 1.6%
$2,165,000	Broomfield, CO, Water & Sewer Revenue, (AMBAC Insured),
	5.00% due 12/1/18	$2,240,147

	Connecticut — 1.4%
1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.00% due 1/1/15	2,016,144

	Florida — 5.4%
1,000,000	Florida State, Board of Education Capital Outlay, Public Education, Series E, Prerefunded 6/1/11 @ 101,
	5.25% due 6/1/16	1,026,100
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.00% due 1/1/14	2,203,840
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control,
	5.50% due 1/15/13	1,419,579
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.50% due 3/1/14	1,539,524
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured),
	5.25% due 12/1/14	1,473,288

		7,662,331

	Georgia — 3.5%
1,745,000	Georgia State, General Obligation Unlimited, Series B, Prerefunded 4/1/17 @ 100,
	5.00% due 4/1/19	2,030,185
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100,
	5.00% due 8/1/18	1,626,550
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.00% due 6/1/13	1,277,640

		4,934,375

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — 2.8%
$3,500,000	Chicago, IL, General Obligation Unlimited, (AGMC Insured),
	5.00% due 1/1/26	$3,279,255
710,000	Illinois State, General Obligation Unlimited, First Series,
	5.25% due 10/1/15	724,825

		4,004,080

	Maryland — 1.5%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited,
	5.00% due 3/1/17	2,047,230

	Massachusetts — 1.6%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.25% due 8/1/16	2,305,760

	Minnesota — 1.1%
1,500,000	Minneapolis, MN, Convention Center, General Obligation Unlimited,
	5.00% due 12/1/13	1,505,595

	Nebraska — 1.6%
2,150,000	University of Nebraska, Revenue Bond, Refunding, Lincoln Student Fees & Facilities,
	5.00% due 7/1/16	2,256,619

	New Mexico — 2.0%
2,500,000	New Mexico State, Severance Tax, Revenue Bond, Series B,
	5.00% due 7/1/16	2,848,700

	New York — 6.4%
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.00% due 4/1/15	1,898,347

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New York — (Continued)

$1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.00% due 7/1/18	$1,314,276
5,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B,
	5.25% due 11/15/17	5,734,265

		8,946,888

	North Carolina — 1.2%
1,500,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.00% due 6/1/13	1,634,010

	Ohio — 7.0%
1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured),
	5.25% due 1/1/19	1,851,999
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.00% due 3/15/13	1,084,590
700,000	Ohio State, General Obligation Unlimited, (AGMC Insured),
	5.50% due 11/1/13	783,111
3,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.00% due 8/1/15	3,388,230
1,075,000	Ohio State, Higher Education, General Obligation Unlimited, Series B, Prerefunded, 11/1/11 @ 100,
	5.00% due 11/1/16	1,112,432
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (AGMC Insured),
	5.00% due 6/15/13	1,636,440

		9,856,802

	Pennsylvania — 26.1%
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC and NPFG Insured),
	5.00% due 3/1/17	217,294
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, Prerefunded 11/1/14 @ 100, (NPFG Insured),
	5.50% due 11/1/29	1,956,819
500,000	Boyertown, PA, Area School District, (AGMC Insured),
	5.00% due 10/1/17	551,090

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.75% due 6/15/18	$283,527
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 5/15/16	537,870
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured),
	5.00% due 11/1/20	548,945
305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.00% due 11/15/17	348,630
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, Prerefunded 5/1/14 @ 100 Revenue, (NPFG Insured),
	5.00% due 5/1/25	447,892
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16[1]	231,327
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.25% due 7/1/16[1]	315,076
750,000	Delaware River Port Authority, PA and NJ Revenue, (AGMC Insured),
	5.25% due 1/1/12[1]	752,565
265,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.50% due 8/1/18	285,837
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	552,003
	Downington, PA, Area School District, General Obligation Unlimited, (AGMC Insured):
500,000	5.25% due 4/1/14	503,170
500,000	4.90% due 4/1/16	502,235
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.00% due 9/1/20	1,074,280
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured),
	5.00% due 4/1/17	366,460
955,000	Erie County, PA, General Obligation Unlimited,
	5.00% due 9/1/16	1,074,967

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, Escrowed to Maturity, (AGMC Insured),
	5.50% due 5/15/11	$202,986
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.00% due 3/1/20	379,225
630,000	Jim Thorpe, PA, Area School District, (AGMC Insured),
	5.00% due 3/15/18	681,049
10,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.00% due 4/1/12	10,314
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.00% due 11/15/18	673,536
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.00% due 7/1/16	546,760
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.00% due 6/1/16	1,341,648
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.50% due 11/15/24	499,537
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.00% due 5/1/17	270,245
1,500,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.00% due 2/1/18	1,626,795
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC State Aid Withholding),
	5.00% due 11/15/17	278,022
125,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20% due 11/1/13	134,958
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.00% due 8/15/20	517,785

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.50% due 8/15/18	$834,862
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured),
	5.00% due 6/1/18	750,736
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (AGMC Insured),
	5.00% due 2/15/15	1,113,900
250,000	Pennsylvania State Public School Building Authority, School Revenue, Garnet Valley School District Project, Prerefunded to 2/1/11 @ 100, (AMBAC Insured),
	5.25% due 2/1/12	250,000
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.00% due 3/1/16	1,693,755
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (AGMC Insured),
	5.25% due 6/1/24	1,896,292
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC and NPFG Insured),
	5.00% due 6/1/15	102,255
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.25% due 12/1/14	60,232
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00% due 12/1/17	269,265
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.25% due 7/1/14	1,126,570
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.00% due 7/1/15	87,965
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.00% due 8/1/16	859,605
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.00% due 7/1/15	283,111

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

	Philadelphia, PA, General Obligation Unlimited, Prerefunded 3/15/11 @ 100, (AGMC Insured):
$500,000	5.25% due 9/15/13	$503,015
150,000	5.25% due 9/15/16	150,905
	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (AGMC Insured):
540,000	5.25% due 11/15/16	577,919
250,000	5.25% due 11/15/18	266,037
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.00% due 9/1/17	1,626,285
70,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20% due 1/15/13	74,808
2,360,000	Tredyffrin-Easttown, PA, School District, General Obligation Limited,
	5.00% due 2/15/20	2,726,178
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, Mandatory Put 9/15/13 @ 100,
	5.50% due 9/15/39	1,642,470
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (AGMC Insured),
	5.375% due 4/1/14	262,440
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (AGC Insured),
	5.25% due 8/15/25	1,641,358
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50% due 5/1/15	250,905

		36,763,715

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.00% due 7/1/34	112,360

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	South Carolina — 3.8%
$2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.00% due 4/1/15	$2,707,100
2,500,000	South Carolina State, Public Service Authority Revenue, Refunding, Series A, (FGIC and NPFG Insured),
	5.25% due 1/1/22	2,651,875

		5,358,975

	Tennessee — 4.5%
4,600,000	Memphis, TN, General Obligation Unlimited, Series D,
	5.00% due 7/1/19	5,170,860
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.00% due 7/1/17	1,208,130

		6,378,990

	Texas — 19.4%
860,000	Austin, TX, Water and Wastewater System Revenue, Refunding, Series A, (AMBAC Insured),
	5.50% due 11/15/13	960,052
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.00% due 2/15/14	3,051,906
3,000,000	Houston, TX, General Obligation Limited, Refunding, Public Improvement, Series B, (NPFG Insured),
	5.00% due 3/1/16	3,270,690
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.25% due 5/15/17	2,710,522
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A,
	5.25% due 2/15/14	1,196,988
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited, Prerefunded 2/15/12 @ 100,
	5.00% due 2/15/15	1,570,260
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited,
	5.00% due 8/1/14	1,118,470
450,000	Northside, TX, Independent School District, General Obligation Unlimited,
	5.00% due 2/15/14	500,063

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)

$2,875,000	San Antonio, TX, Electric and Gas Revenue,
	5.00% due 2/1/21	$3,133,807
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System,
	5.375% due 2/1/16	2,083,080
715,000	San Antonio, TX, General Obligation Limited,
	5.00% due 2/1/15	804,926
1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.00% due 2/1/13	1,548,049
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, Prerefunded 10/1/12 @ 100,
	5.375% due 10/1/13	539,705
2,600,000	Texas State, Water Financial Assistance, General Obligation Unlimited, Series B,
	5.00% due 8/1/23	2,777,632
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.00% due 8/15/16	2,009,612

		27,275,762

	Virginia — 2.3%
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.00% due 9/1/13	1,653,150
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.00% due 8/1/13	1,646,250

		3,299,400

	Washington — 5.3%
1,000,000	King County, WA, General Obligation Limited, (FGIC Insured),
	5.00% due 1/1/21	1,043,670
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.00% due 12/1/18	2,182,200
495,000	Washington State, General Obligation Limited, Prerefunded, 1/1/12 @ 100, (NPFG Insured),
	5.00% due 1/1/15	515,577

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)
Washington — (Continued)

$915,000	Washington State, General Obligation Limited, Unrefunded, (NPFG Insured),
5.00% due 1/1/15	$948,050
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
5.00% due 12/1/15	2,827,325

7,516,822

TOTAL MUNICIPAL BONDS (Cost $137,515,861)	138,964,705

TOTAL INVESTMENTS (Cost $137,515,861)[2]	98.6%	$138,964,705
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	1,993,395

NET ASSETS	100.0%	$140,958,100

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $137,515,861.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — 95.2%

	Delaware — 3.0%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.00% due 1/1/17[1]	$538,025
500,000	5.00% due 1/1/19[1]	525,530

		1,063,555

	New Jersey — 90.5%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.00% due 2/1/16	518,162
300,000	Avalon Boro, NJ, General Obligation Unlimited,
	5.00% due 5/15/12	317,025
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	541,245
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.00% due 10/15/14	544,545
370,000	Brigantine, NJ, (NPFG Insured),
	5.00% due 8/15/12	371,251
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed),
	4.50% due 8/15/12	264,290
290,000	Cape May County, NJ, Municipal Utilities Authority Revenue, Refunding, Series A, (AGMC Insured),
	5.75% due 1/1/16	336,693
100,000	Chatham Boro, NJ, General Obligation Unlimited, (AGMC Insured),
	3.75% due 12/15/13	106,785
440,000	Demarest, NJ, School District, (AGMC Insured),
	5.00% due 2/15/18	494,397
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.00% due 5/1/13	136,720
350,000	Essex County, NJ, General Obligation Unlimited, Series C,
	5.00% due 8/1/18	389,368
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.50% due 10/1/14	328,947
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.50% due 10/1/23	273,380

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$250,000	Essex County, NJ, Utilities Authority Revenue, Refunding, (AGC Insured),
	5.00% due 4/1/20	$270,243
250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (AGMC Insured),
	5.80% due 11/1/21	282,520
500,000	Gloucester Township, NJ, Board of Education, General Obligation Unlimited, (FGIC and NPFG Insured),
	4.25% due 8/1/15	515,775
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (AGMC Insured),
	5.00% due 2/1/14	250,000
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.00% due 4/1/16	274,968
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 3/1/13	244,461
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, (County Guaranteed),
	5.00% due 4/1/16	483,429
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	282,593
	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed):
30,000	5.45% due 9/15/11	30,119
330,000	5.125% due 12/15/27	344,418
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.00% due 8/1/16	327,717
160,000	Monmouth County, NJ, Improvement Authority Revenue, Governmental Loan, (County Guaranteed),
	4.00% due 2/1/15	173,469
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.25% due 12/1/16	106,870
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured):
15,000	5.00% due 12/1/12	15,037
20,000	5.20% due 12/1/14	20,037

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC and NPFG Insured),
	5.00% due 9/15/13	$128,248
500,000	Morris County, NJ, General Obligation Unlimited,
	5.00% due 2/1/15	533,945
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.00% due 12/1/13	20,064
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.00% due 8/15/14	442,400
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC and NPFG Insured),
	5.25% due 6/15/14	428,940
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (AGMC Insured),
	5.00% due 9/1/21	419,796
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.00% due 10/15/16	407,444
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	477,117
340,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	4.00% due 9/1/19	361,073
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A, Prerefunded 9/1/11 @ 101,
	5.00% due 9/1/14	311,139
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	269,245
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.75% due 7/1/23	441,704
	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity:
500,000	4.00% due 7/1/11	507,380
300,000	5.25% due 7/1/15	343,887

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.00% due 3/1/17	$74,879
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (NPFG Insured),
	5.00% due 6/15/16	212,126
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (AGMC Insured),
	5.00% due 7/1/19	270,148
100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study,
	5.00% due 7/1/11	101,943
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/20	441,296
600,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/01/15 @ 100,
	5.00% due 7/1/32	684,720
850,000	New Jersey State Educational Facilities Authority Revenue, Montclair State University, Series F, (FGIC Insured), Prerefunded 7/1/15 @ 100,
	5.00% due 7/1/18	970,020
	New Jersey State Educational Facilities Authority Revenue, Princeton University:
500,000	5.00% due 7/1/13	549,020
205,000	5.00% due 7/1/14	230,047
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	495,117
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (AGMC Insured),
	5.00% due 9/1/14	544,840
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.25% due 7/1/17	551,575

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (AGMC Insured),
	5.00% due 9/1/16	$548,800
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	267,390
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (XLCA Insured),
	5.25% due 7/1/20	425,492
165,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (AGMC Insured),
	5.75% due 11/1/11	165,597
100,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	104,044
	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured):
400,000	5.50% due 12/15/15	444,388
400,000	5.50% due 12/15/16	447,472
350,000	New Jersey State Transportation Trust Fund Authority, Series C, (NPFG Insured), Prerefunded 6/15/15 @ 100,
	5.25% due 6/15/17	404,596
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC and NPFG Insured),
	5.00% due 6/15/17	268,450
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.50% due 6/15/13	111,031
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.25% due 6/15/14	623,881
360,000	New Jersey State Turnpike Authority, Turnpike Revenue, Refunded Balance, Series A, (NPFG Insured),
	6.00% due 1/1/14	409,489
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.00% due 1/1/17	443,752
400,000	New Jersey State, General Obligation Unlimited, (AMBAC Insured),
	5.25% due 7/15/15	448,508

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.25% due 7/1/14	$766,369
435,000	New Jersey State, General Obligation Unlimited, Refunding, Series M, (AMBAC Insured),
	5.50% due 7/15/14	486,652
285,000	New Jersey State, Turnpike Authority Revenue, Escrowed to Maturity,
	6.50% due 1/1/16	343,431
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.00% due 1/1/37	439,924
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured):
150,000	5.00% due 4/1/12	157,499
710,000	5.00% due 4/1/16	801,313
200,000	Passaic County, NJ, General Obligation Unlimited, (AGMC Insured),
	5.25% due 6/1/15	203,922
600,000	Pequannock Township, NJ, General Obligation Unlimited, (NPFG Insured),
	4.00% due 10/15/16	653,760
550,000	Princeton Boro, NJ, General Obligation Unlimited,
	4.00% due 2/1/18	598,878
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100,
	6.00% due 6/1/37	321,699
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.75% due 6/1/39	379,669
225,000	7.00% due 6/1/41	256,239
610,000	6.25% due 6/1/43	684,316
400,000	Union County, NJ, General Obligation Unlimited,
	5.00% due 3/1/16	454,920
500,000	Union County, NJ, Prerefunded 3/1/12 @ 100,
	5.00% due 3/1/17	524,370

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2011 — (Unaudited)

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)

$500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.00% due 2/1/15	$531,710
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (AGMC Insured),
	5.00% due 9/15/15	613,321

		31,793,459

	Pennsylvania — 1.7%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16[1]	468,034
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
	5.00% due 7/1/13[1]	123,609

		591,643

	TOTAL MUNICIPAL BONDS (Cost $32,846,232)	33,448,657

TOTAL INVESTMENTS (Cost $32,846,232)[2]	95.2%	$33,448,657
OTHER ASSETS IN EXCESS OF LIABILITIES	4.8	1,679,830

NET ASSETS	100.0%	$35,128,487

* Percentages indicated are based on net assets.
[1] This is a joint regional authority.
[2] Aggregate cost for federal tax purposes was $32,846,232.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
NPFG — National Public Finance Guarantee Corporation
XLCA — XL Capital Assurance, Inc.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2011, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding industries at Level 2 at January 31, 2011. For the quarter ended January 31, 2011, there were no transfers between Levels 1 and 2.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2.	Unrealized Appreciation/(Depreciation)

As of January 31, 2011, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$2,680,267	$1,231,423	$1,448,844
New Jersey Muni Portfolio	680,011	77,586	602,425

3.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

The Board of Trustees changed the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities (“Pennsylvania

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

Obligations”) to investing in municipal obligations of any state, territory and possession of the U.S. This change was initiated in March 2009. As of January 31, 2011, Pennsylvania Obligations represented 26.1% of this Portfolio’s net assets.

Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

4.	Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The implementation of the first disclosure required by the ASU did not have a material effect on the Fund’s financial statement disclosures. Management is currently evaluating the impact the adoption of the second disclosure of this ASU will have on the Fund’s financial statement disclosures.

5.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to January 31, 2011, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/17/11
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	3/17/11